Inventories: (Tables)	12 Months Ended
Mar. 31, 2011
Inventory Disclosure Table

Inventories consist of the following:

	Yen in millions		U.S. dollars In thousands
	March 31		March 31, 2011
	2010	2011
Finished goods	¥28,323	¥39,477	$474,768
Raw materials	19,428	23,303	280,253
Work in process	17,995	23,405	281,479
Project in progress	653	1,108	13,325
Supplies and other	3,104	3,084	37,090

	¥69,503	¥90,377	$1,086,915